Borrowings Under Line of Credit Arrangement and Related Items (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010	Dec. 31, 2009
Aggregate borrowings under the unsecured line of credit arrangement
Borrowings under unsecured line of credit arrangement	$ 610,000,000	$ 300,000,000	$ 140,000,000
Maximum amount outstanding at any month end	710,000,000	560,000,000	559,000,000
Average amount outstanding (total of daily principal balances divided by days in period)	240,104,000	268,762,000	241,463,000
Weighted average interest rate (actual interest expense divided by average borrowings outstanding)	1.51%	1.48%	1.92%
Borrowings Under Line of Credit Arrangement and Related Items (Textuals) [Abstract]
Unsecured line of credit	2,000,000,000
Number of banks in consortium	31
Maximum Interest payable period in months	no longer than three months
Libor Rate	1.65%
Applicable margin Over LIBOR, based on certain debt ratings	1.35%
Facility Fee as Percentage of commitment fee	0.25%
Additional unsecured line of credit arrangement	500,000,000
Maximum Aggregate Commitment	$ 2,500,000,000